Production, Operating and Transportation and Selling, General, and Administrative Expenses - Selling, general and administrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Employee costs(1)	$ 450	$ 332
Stock-based compensation expense (recovery)(2)	(2)	44
Contract services	133	104
Equipment rentals and leases	11	39
Maintenance and other	101	135
Total selling, general and administrative expenses	$ 693	$ 654